UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22668

ETF Series Solutions
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Paul R. Fearday
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-5346
Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period:  May 31, 2018

Item 1. Schedule of Investments.

Deep Value ETF
Schedule of Investments
May 31, 2018 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS - 99.4%
Consumer Discretionary - 52.4%

114,689	BorgWarner, Inc.	$5,594,529
144,603	Foot Locker, Inc.	7,804,224
205,536	Gap, Inc.	5,750,897
195,007	H & R Block, Inc.	5,352,942
125,249	Kohl's Corporation	8,360,371
127,421	L Brands, Inc.	4,320,846
398,938	Macy's, Inc.	13,926,926
109,746	Nordstrom, Inc.	5,380,846
58,607	Ralph Lauren Corporation	7,887,330
152,439	Target Corporation	11,111,279
		75,490,190
	Financials - 3.3%
142,400	Franklin Resources, Inc.	4,780,368
	Health Care - 12.6%
82,977	CVS Health Corporation	5,259,912
76,308	Express Scripts Holding Company (a)	5,784,909
104,327	Gilead Sciences, Inc.	7,031,640
		18,076,461
	Industrials - 3.9%
104,662	Delta Air Lines, Inc.	5,656,981
	Information Technology - 23.2%
192,814	Juniper Networks, Inc.	5,136,565
103,717	Micron Technology, Inc. (a)	5,973,062
269,728	Seagate Technology plc	15,199,173
257,706	Xerox Corporation	7,004,449
		33,313,249
	Materials - 4.0%
148,608	Newmont Mining Corporation	5,785,310
	TOTAL COMMON STOCKS (Cost $127,521,957)	143,102,559

	SHORT-TERM INVESTMENTS - 0.0% +
69,134	Invesco Short Term Investments Trust - Government & Agency Portfolio, Institutional Class, 1.64% *	69,134
	TOTAL SHORT-TERM INVESTMENTS (Cost $69,134)	69,134
	TOTAL INVESTMENTS - 99.4% (Cost $127,591,091)	143,171,693
	Other Assets in Excess of Liabilities - 0.6%	855,194
	NET ASSETS - 100.0%	$144,026,887

Percentages are stated as a percent of net assets.

To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
(a)	Non-income producing security.
*	Rate shown is the annualized seven-day yield as of May 31, 2018.
+	Less than 0.05%.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund  Services, LLC.

The cost basis of investments for federal income tax purposes at May 31, 2018 is as follows+:

Cost of investments	$127,591,091
Gross unrealized appreciation	19,514,498
Gross unrealized depreciation	(3,933,896)
Net unrealized appreciation	$15,580,602

+ Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Summary of Fair Value Disclosure at May 31, 2018 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally accepted accounting principals in the United
States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of May 31, 2018:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$143,102,559	$-	$-	$143,102,559
Short-Term Investments	69,134	-	-	69,134
Total Investments in Securities	$143,171,693	$-	$-	$143,171,693
^See Schedule of Investments for breakout of investments by sector classification.
Transfers between levels are recognized at the end of the reporting period. During the period ended May 31, 2018, the Fund did not recognize any transfers to or from Levels 1, 2, or 3.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  ETF Series Solutions

By (Signature and Title)  /s/ Paul R. Fearday
Paul R. Fearday, President (principal executive officer)

Date  July 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Paul R. Fearday
 Paul R. Fearday, President (principal executive officer)

Date  July 20, 2018

By (Signature and Title)*  /s/ Kristen M. Weitzel
   Kristen M. Weitzel, Treasurer (principal financial officer)

Date  July 20, 2018

* Print the name and title of each signing officer under his or her signature.